FINANCIAL INVESTORS TRUST
1290 Broadway, Suite 1100
Denver, Colorado 80203

April 17, 2017

VIA EDGAR

Division of Investment Management
U.S. Securities and Exchange Commission
100 F Street, N.E.
Washington, DC  20549

Re:	Financial Investors Trust (the “Registrant”)
Emerald Banking and Finance Fund
Emerald Growth Fund
Emerald Insights Fund
Emerald Small Cap Fund (the “Funds”)
File Nos.  33-72424, 811-8194

Dear Sir or Madam:

On behalf of the Registrant and pursuant to Rule 497(e) under the Securities Act of 1933, as amended, attached for filing are exhibits containing interactive data format risk/return summary information that mirrors the risk/return summary information contained in a supplement dated April 7, 2017, to the prospectus dated August 31, 2016, with respect to the Funds.  The purpose of this filing is to submit the 497(e) filing dated April 7, 2017 in XBRL for the Funds.

If you have any questions or further comments, please contact the undersigned at (303) 623-2577.

Very truly yours,

/s/ Karen S. Gilomen

Karen S. Gilomen
Secretary of Financial Investors Trust

cc: Peter H. Schwartz, Esq., Davis Graham & Stubbs LLP